DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION (Details)															1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 11, 2024 USD ($)	Sep. 10, 2024 USD ($)	Aug. 13, 2024 USD ($)	Jul. 12, 2024 USD ($)	Jun. 13, 2024 USD ($)	May 23, 2024 USD ($)	May 20, 2024 USD ($)	May 14, 2024 USD ($)	Apr. 16, 2024 USD ($)	Apr. 09, 2024 USD ($)	Mar. 12, 2024 USD ($)	Feb. 09, 2024 USD ($)	Feb. 17, 2023 USD ($) $ / shares shares	Feb. 14, 2023 USD ($) shares	Apr. 17, 2024 USD ($)	Nov. 30, 2023 USD ($)	Feb. 14, 2024 USD ($) $ / shares shares	Nov. 14, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 13, 2023 USD ($)	Mar. 31, 2023 shares	Dec. 31, 2022 USD ($) $ / shares shares
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION [Line Items]
Condition For Future Business Combination Number Of Businesses Minimum																			1		1
Proceeds from Issuance Initial Public Offering																			$ 0	$ 59,670,000	$ 59,670,000
Number of Shares Issued Per Unit (in Shares) | shares																			1		1
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																			$ 0.0001		$ 0.0001			$ 0.0001
Percentage Of Trust Account Required For Business Combination																			80.00%		80.00%
Threshold Percentage Of Outstanding Voting Securities Of Target To Be Acquired By Post Transaction Company To Complete Business Combination																			50.00%		50.00%
Asset, Held-in-Trust																			$ 70,207,500		$ 70,207,500
Debt Instrument, Redemption, Description																			The Company will provide its holders of the outstanding shares of its Common Stock sold in the Initial Public Offering (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares (as described in Note 1) for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.175 per Public Share plus any pro rata interest then in the Trust Account, net of taxes payable). The per share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5).		The Company will provide its holders of the outstanding shares of its Common Stock sold in the Initial Public Offering (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares (as described in Note 1) for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.175 per Public Share plus any pro rata interest then in the Trust Account, net of taxes payable). The per share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5).
Redemption Limit Percentage																			15.00%		15.00%
Percentage Obligation To Redeem Public Shares If Entity Does Not Complete Business Combination																			100.00%		100.00%
Maximum Allowed Dissolution Expenses																			$ 100,000		$ 100,000
Cash																			12,236		15,419			$ 124,501
Debt, Current																			$ 3,901,465		2,015,645
Net Tangible Assets																					$ 5,000,001
Period To Consummate Business Combination																			9 months		9 months
Common stock, shares outstanding | shares																	3,432,046	1,581,733	2,155,000		2,155,000			1,725,000
Temporary Equity, Redemption Price Per Share | $ / shares																	$ 10.49	$ 10.78
Temporary Equity, Par Value																	$ 35,995,728	$ 17,045,763
Common Stock, Value, Outstanding																	36,372,335	20,327,120
Interest Income Held in The Trust Account						$ 218,857									$ 100,000	$ 561,957	$ 561,957	$ 218,857	$ 880,814
Investment of Cash in Trust Account																						$ 180,000
Cash deposited in Trust Account	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000			$ 50,000		$ 60,000	$ 60,000	$ 60,000							0	70,207,500	$ 70,207,500
Income taxes paid									$ 461,957
Withdrawal of income held in trust account																			225,674
Franchise [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION [Line Items]
Income taxes paid							$ 193,183
Franchise and Income Tax [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION [Line Items]
Income taxes paid																			$ 655,140
IPO [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION [Line Items]
Units Issued During Period, Shares, New Issues (in Shares) | shares														6,000,000					6,900,000		6,900,000
Proceeds from Issuance Initial Public Offering														$ 60,000,000
Share Price (in Dollars per share) | $ / shares																			$ 10		$ 10
Number of Shares Issued Per Unit (in Shares) | shares																			1		1
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																			$ 0.0001		$ 0.0001
Number of Warrants Issued Per Unit (in Shares) | shares																			1		1
Number of Rights Issued Per Unit (in Shares) | shares																			1		1
Over-Allotment Option [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION [Line Items]
Common Unit, Issued (in Shares) | shares													900,000
Share Price (in Dollars per share) | $ / shares													$ 10
Common Unit, Issuance Value													$ 9,000,000
Private Placement [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION [Line Items]
Common Unit, Issued (in Shares) | shares													430,000						430,000		430,000		430,000
Share Price (in Dollars per share) | $ / shares													$ 10
Proceeds from Issuance of Common Limited Partners Units													$ 4,300,000						$ 0	$ 4,300,000	$ 4,300,000
Number of Shares Issued Per Unit (in Shares) | shares													1
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares													$ 0.0001						$ 9.5		$ 9.5
Number of Warrants Issued Per Unit (in Shares) | shares													1
Number of Rights Issued Per Unit (in Shares) | shares													1